Schedule of other receivables (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total Other receivables		R$ 1,666,422	R$ 1,359,645
Current		749,816	514,185
Noncurrent		916,606	845,460
Fair Value Purchase And Sale Of Power In The Active Market [Member]
IfrsStatementLineItems [Line Items]
Total Other receivables		855,775	689,531
Services In Progress [Member]
IfrsStatementLineItems [Line Items]
Total Other receivables	[1]	319,179	260,348
Bonus For Voluntary Consumption Reduction [Member]
IfrsStatementLineItems [Line Items]
Total Other receivables		134,892
Credits On Sales And Purchases Of Gas [Member]
IfrsStatementLineItems [Line Items]
Total Other receivables		73,229	120,515
C D E Transfer [Member]
IfrsStatementLineItems [Line Items]
Total Other receivables		68,999	60,433
Disposals And Decommissioning In Progress [Member]
IfrsStatementLineItems [Line Items]
Total Other receivables		42,509	36,855
Reimbursement Of Coal Consumption Values By C D E [Member]
IfrsStatementLineItems [Line Items]
Total Other receivables		33,107	28,657
Advance Payments To Employees [Member]
IfrsStatementLineItems [Line Items]
Total Other receivables		20,141	17,785
Advance Payments To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Total Other receivables	[2]	15,528	36,609
Tariff Flag [Member]
IfrsStatementLineItems [Line Items]
Total Other receivables		9,892	7,194
Derivatives Fair Value Forward Contract [Member]
IfrsStatementLineItems [Line Items]
Total Other receivables		2,907	23,308
Advance For Real Estate [Member]
IfrsStatementLineItems [Line Items]
Total Other receivables		1,402	14,484
Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Total Other receivables		R$ 88,862	R$ 63,926

[1]	This item refers to services currently in progress within the Company, most of which are related to the Research and Development and Energy Efficiency programs, which upon conclusion are offset against the respective liability recorded for this purpose.
[2]	Advances to suppliers provided on contractual clauses.